Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance costs and Fair Value Change in Derivative Instruments (Parenthetical) (Detail) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest on loan from related parties	₨ 0	₨ 0	₨ 19
Compulsory convertible preference shares	0	925	3,361
Interest expense on lease liabilities	₨ 414	₨ 166	₨ 113